SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Employee Grant Shares [Member]
SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	$ 846,000	$ 0
2024 Share Incentive Plan [Member]
SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	$ 2,727,000	$ 0